Schedule of Net Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 293,528
Investment expenses	4,957
Net investment income	288,571
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	231,972
Commercial Mortgage Loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	49,417
Cash And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	4,786
Other investment (loss) income
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	7,353
Predecessor
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		2,477	11,568	12,158
Investment expenses		127	633	568
Net investment income		2,350	10,935	11,590
Predecessor | Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		2,461	11,545	12,138
Predecessor | Cash And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense		$ 16	$ 23	$ 20